UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21879
Oppenheimer Rochester Massachusetts Municipal Fund

(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 09/30/2010

Item 1. Reports to Stockholders.
MANAGEMENT COMMENTARIES
An Interview with Your Fund’s Portfolio Managers
SEMIANNUAL REPORT
Listing of Top Holdings

Listing of Investments

Financial Statements
“Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.”
—Dan Loughran, Senior Vice President, Senior Portfolio Manager and
Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Higher Education	17.0%
Hospital/Health Care	14.2
Single Family Housing	8.6
Sales Tax Revenue	8.2
Multi-Family Housing	7.0
Tobacco—Master Settlement Agreement	6.9
Adult Living Facilities	6.3
Airlines	5.4
Sewer Utilities	4.6
General Obligation	3.2
Portfolio holdings are subject to change. Percentages are as of September 30, 2010, and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total
AAA	7.8%
AA	10.0
A	21.5
BBB	41.9
BB and Lower	7.1
Unrated	11.7

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of September 30, 2010, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
“Investment-grade” securities are securities rated within the NRSROs’ four highest rating categories. Securities not rated by an NRSRO may or may not be equivalent of investment grade. Please consult the Fund’s Prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Massachusetts Municipal Fund. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 7/18/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 7/18/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 7/18/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
14 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
15 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2010	September 30, 2010	September 30, 2010
Actual
Class A	$1,000.00	$1,080.60	$5.60
Class B	1,000.00	1,076.60	9.52
Class C	1,000.00	1,076.70	9.52

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.70	5.43
Class B	1,000.00	1,015.94	9.24
Class C	1,000.00	1,015.94	9.24
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2010 are as follows:

Class	Expense Ratios
Class A	1.07%
Class B	1.82
Class C	1.82
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
16 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2010 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—107.7%

Massachusetts—73.0%
$140,000	Boston, MA Industrial Devel. Financing Authority (Crosstown Center Hotel)	6.500%	09/01/2035	$75,918
25,000	Boston, MA Industrial Devel. Financing Authority (Springhouse)[1]	5.875	07/01/2018	24,999
50,000	Chelsea, MA GO1	5.125	06/15/2016	50,190
500,000	Lynn, MA Hsg. Authority & Neighborhood Devel. (Custodial Receipts)[1]	6.000	10/01/2030	513,785
500,000	MA Dept. of Transportation (Metropolitan Highway System)[1]	5.000	01/01/2032	533,140
70,000	MA Devel. Finance Agency (Applewild School)[1]	5.750	08/01/2029	69,122
1,755,000	MA Devel. Finance Agency (Boston Architectural College)[1]	5.000	01/01/2027	1,482,098
1,750,000	MA Devel. Finance Agency (Boston Architectural College)[1]	5.000	01/01/2037	1,361,343
5,000	MA Devel. Finance Agency (Boston Biomedical Research)[1]	5.650	02/01/2019	5,000
160,000	MA Devel. Finance Agency (Boston Biomedical Research)[1]	5.750	02/01/2029	159,987
1,000,000	MA Devel. Finance Agency (Boston University)[1]	5.600	10/01/2035	1,087,640
250,000	MA Devel. Finance Agency (Brandeis University)[1]	5.000	10/01/2040	260,298
290,000	MA Devel. Finance Agency (Curry College)[1]	5.000	03/01/2035	286,363
1,130,000	MA Devel. Finance Agency (Curry College)[1]	5.000	03/01/2036	1,112,372
10,000	MA Devel. Finance Agency (Curry College)[1]	5.375	03/01/2019	10,056
480,000	MA Devel. Finance Agency (Curry College)[1]	6.000	03/01/2031	482,122
500,000	MA Devel. Finance Agency (Dominion Energy Brayton Point)[1]	5.750	12/01/2042	555,935
350,000	MA Devel. Finance Agency (Eastern Nazarene College)[1]	5.625	04/01/2029	332,455
750,000	MA Devel. Finance Agency (Emerson College)[1]	5.500	01/01/2030	810,323
20,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.000	01/01/2024	18,761
250,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500	01/01/2035	233,805
25,000	MA Devel. Finance Agency (Franklin W. Olin College of Engineering)[1]	5.250	07/01/2033	25,524
1,500,000	MA Devel. Finance Agency (Groves-Lincoln Senior Living Facility)[1]	7.500	06/01/2029	1,601,205
500,000	MA Devel. Finance Agency (Groves-Lincoln Senior Living Facility)[1]	7.875	06/01/2044	534,635
30,000	MA Devel. Finance Agency (Hampshire College)[1]	5.625	10/01/2024	30,826
100,000	MA Devel. Finance Agency (Landmark School)[1]	5.250	06/01/2029	91,532
2,000,000	MA Devel. Finance Agency (Linden Ponds)[1]	5.750	11/15/2042	1,418,680
305,000	MA Devel. Finance Agency (Loomis House/Loomis Communities Obligated Group)[1]	5.750	07/01/2023	305,125
10,000	MA Devel. Finance Agency (May Institute)[1]	5.600	09/01/2012	10,035
17 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Massachusetts Continued
$1,315,000	MA Devel. Finance Agency (Nichols College)[1]	6.000%	10/01/2024	$1,318,735
1,025,000	MA Devel. Finance Agency (Ogden Haverhill)[1]	5.500	12/01/2019	1,027,532
400,000	MA Devel. Finance Agency (Orchard Cove)[1]	5.250	10/01/2037	318,232
320,000	MA Devel. Finance Agency (Pacific Rim Charter Public School)[1]	5.125	06/01/2031	296,698
130,000	MA Devel. Finance Agency (Regis College)[1]	5.250	10/01/2018	127,425
500,000	MA Devel. Finance Agency (Seven Hills Foundation & Affiliates)[1]	5.000	09/01/2035	444,595
20,000	MA Devel. Finance Agency (The Wheeler School)[1]	6.250	12/01/2019	20,073
415,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200	02/20/2046	445,781
1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200	11/01/2041	748,070
1,015,000	MA Devel. Finance Agency (Wheelock College)[1]	5.250	10/01/2037	1,023,272
5,650,000	MA Educational Financing Authority, Series H2	6.350	01/01/2030	6,133,715
500,000	MA H&EFA (Baystate Medical Center)[1]	5.500	07/01/2028	540,315
65,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250	07/01/2023	65,028
1,000,000	MA H&EFA (Boston Medical Center)[1]	5.250	07/01/2038	957,690
25,000	MA H&EFA (Cape Cod Healthcare)[1]	5.450	11/15/2023	24,997
1,050,000	MA H&EFA (Caregroup)[1]	5.125	07/01/2038	1,053,581
45,000	MA H&EFA (Caregroup/Beth Israel Deaconess Medical Center Obligated Group)[1]	5.000	07/01/2025	45,009
685,000	MA H&EFA (Catholic Health East)[1]	6.250	11/15/2032	762,104
1,285,000	MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)[1]	5.625	07/01/2020	1,285,938
285,000	MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)[1]	5.700	07/01/2015	286,057
705,000	MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)[1]	5.750	07/01/2028	694,150
500,000	MA H&EFA (Childrens Hospital)[1]	5.250	12/01/2039	534,480
280,000	MA H&EFA (East Concord Medical Foundation)[1]	6.450	03/01/2020	280,017
25,000	MA H&EFA (Emerson Hospital)[1]	5.000	08/15/2035	22,053
1,330,000	MA H&EFA (Fisher College)[1]	5.125	04/01/2030	1,269,259
25,000	MA H&EFA (Fisher College)[1]	5.125	04/01/2037	23,079
60,000	MA H&EFA (Hallmark Heath System)[1]	5.000	07/01/2021	60,061
5,000	MA H&EFA (Harvard Pilgrim Health Care)[1]	5.000	07/01/2028	5,002
10,000	MA H&EFA (Healthcare System-Covenant)[1]	6.000	07/01/2031	10,227
205,000	MA H&EFA (Holyoke Hospital)[1]	6.500	07/01/2015	195,322
150,000	MA H&EFA (Jordan Hospital)[1]	5.250	10/01/2023	138,540
50,000	MA H&EFA (Jordan Hospital)[1]	5.375	10/01/2028	45,715
15,000	MA H&EFA (Lasell College)[1]	5.400	07/01/2014	15,014
750,000	MA H&EFA (Lowell General Hospital)	5.125	07/01/2035	740,100
160,000	MA H&EFA (Lowell General Hospital)[1]	5.250	06/01/2016	160,354
18 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Massachusetts Continued
$25,000	MA H&EFA (MWRH Corp./Tri-County Medical Associates/Milford-Whitinsville Regional Hospital Obligated Group)[1]	5.750%	07/15/2013	$25,041
10,000	MA H&EFA (New England Health)[1]	5.200	08/01/2028	9,584
80,000	MA H&EFA (New England Health)[1]	5.500	08/01/2014	80,469
700,000	MA H&EFA (Nichols College)[1]	6.000	10/01/2017	707,819
200,000	MA H&EFA (Nichols College)[1]	6.125	10/01/2029	201,048
750,000	MA H&EFA (Partners Healthcare System)[1]	5.000	07/01/2034	781,238
555,000	MA H&EFA (Saints Memorial Medical Center)[1]	6.000	10/01/2023	538,933
120,000	MA H&EFA (Schepens Eye Research Institute)[1]	6.500	07/01/2028	121,517
300,000	MA H&EFA (Southcoast Health Obligated Group)[1]	5.000	07/01/2039	304,653
25,000	MA H&EFA (Springfield College)[1]	5.250	10/15/2033	25,001
500,000	MA H&EFA (Springfield College)[1]	5.500	10/15/2031	531,450
500,000	MA H&EFA (Suffolk University)[1]	6.250	07/01/2030	557,705
860,000	MA H&EFA (Tufts Medical Center)[1]	5.000	05/15/2022	862,786
25,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000	07/01/2028	24,882
15,000	MA H&EFA (Valley Regional Health System)[1]	5.750	07/01/2018	15,004
80,000	MA H&EFA (Valley Regional Health System)[1]	6.375	07/01/2014	80,129
220,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.300	11/15/2028	207,513
1,000,000	MA HEFA (Simmons College)[1]	8.000	10/01/2039	1,156,200
10,000	MA HFA[1]	5.200	07/01/2018	10,016
15,000	MA HFA (Rental)[1]	5.350	01/01/2014	15,062
55,000	MA HFA (Rental)[1]	5.850	07/01/2020	55,164
2,000,000	MA HFA (Rental)[3]	5.950	07/01/2030	2,000,680
500,000	MA HFA (Single Family)[1]	5.000	12/01/2031	503,815
50,000	MA HFA (Single Family)[1]	5.500	12/01/2024	53,915
225,000	MA HFA (Single Family)[1]	6.000	12/01/2037	238,527
120,000	MA HFA (Single Family)[1]	6.050	12/01/2039	129,407
400,000	MA HFA, Series 132[1]	5.375	12/01/2027	418,304
2,250,000	MA HFA, Series A1	5.300	06/01/2049	2,256,098
50,000	MA HFA, Series A	5.375	06/01/2016	50,027
5,000	MA HFA, Series A1	5.500	07/01/2030	5,006
1,700,000	MA HFA, Series A1	5.500	07/01/2040	1,505,622
55,000	MA HFA, Series A1	5.550	07/01/2032	55,543
1,355,000	MA HFA, Series A1	5.800	07/01/2030	1,356,328
55,000	MA HFA, Series A	6.125	12/01/2011	55,164
750,000	MA HFA, Series B1	5.250	12/01/2030	767,070
220,000	MA HFA, Series B1	5.400	12/01/2028	220,002
500,000	MA HFA, Series B1	5.500	06/01/2041	509,725
270,000	MA HFA, Series B1	5.550	07/01/2040	270,251
19 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Massachusetts Continued
$500,000	MA HFA, Series C1	5.300%	12/01/2037	$506,965
750,000	MA HFA, Series C1	5.350	12/01/2049	775,268
500,000	MA HFA, Series C1	5.400	12/01/2049	502,740
50,000	MA HFA, Series E1	5.200	12/01/2034	50,195
10,000	MA HFA, Series P1	5.000	12/01/2023	10,105
15,000	MA HFA, Series P1	5.200	12/01/2045	14,927
25,000	MA Industrial Finance Agency (Arbors at Taunton)[1]	5.300	06/20/2019	25,273
105,000	MA Industrial Finance Agency (Arbors at Taunton)[1]	5.500	06/20/2040	105,363
615,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375	04/01/2020	615,769
40,000	MA Industrial Finance Agency (Berkshire Retirement Community)[1]	6.625	07/01/2016	40,069
100,000	MA Industrial Finance Agency (Cambridge Friends School)[1]	5.800	09/01/2028	94,464
155,000	MA Industrial Finance Agency (Chelsea Jewish Nursing Home)[1]	6.500	08/01/2037	158,334
50,000	MA Industrial Finance Agency (Chestnut Knoll)[1]	5.625	02/15/2025	50,009
495,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.900	12/01/2029	495,257
100,000	MA Industrial Finance Agency (Ogden Haverhill Associates)[1]	5.350	12/01/2010	100,410
130,000	MA Industrial Finance Agency (Ogden Haverhill Associates)[1]	5.450	12/01/2012	130,484
30,000	MA Industrial Finance Agency (Ogden Haverhill Associates)[1]	5.600	12/01/2019	30,173
775,000	MA Industrial Finance Agency (Shed)[1]	7.250	09/01/2017	728,671
125,000	MA Industrial Finance Agency (St. John’s High School)[1]	5.350	06/01/2028	125,016
500,000	MA Port Authority (Bosfuel Corp.)[1]	5.000	07/01/2038	494,410
120,000	MA Port Authority (Delta Air Lines)	5.000	01/01/2021	105,032
1,130,000	MA Port Authority (Delta Air Lines)	5.000	01/01/2027	930,973
30,000	MA Port Authority (Delta Air Lines)	5.200	01/01/2020	27,026
15,000	MA Port Authority (US Airways)[1]	5.625	09/01/2011	14,955
500,000	MA Port Authority (US Airways)[1]	5.750	09/01/2016	483,925
340,000	MA Port Authority (US Airways)[1]	5.875	09/01/2023	324,190
25,000	MA Port Authority (US Airways)[1]	6.000	09/01/2021	23,960
5,000	MA Water Pollution Abatement Trust[1]	5.125	02/01/2031	5,070
5,000	MA Water Pollution Abatement Trust[1]	5.375	08/01/2027	5,018
20,000	Wayland, MA GO1	5.000	09/15/2011	20,076
150,000	Worcester, MA GO1	5.700	08/01/2013	150,440

				58,452,759
20 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions—34.7%
$400,000	Guam GO1	6.750%		11/15/2029	$440,288
600,000	Guam GO1	7.000		11/15/2039	671,016
250,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875		07/01/2035	254,373
1,000,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	922,440
1,000,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.324	[4]	06/01/2057	14,830
50,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	54,179
3,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	3,778,320
780,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	781,326
220,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	204,741
1,075,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	1,001,556
56,555,000	Puerto Rico Children’s Trust Fund (TASC)	6.549	[4]	05/15/2050	1,988,474
39,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[4]	05/15/2057	615,015
12,000,000	Puerto Rico Children’s Trust Fund (TASC)	8.101	[4]	05/15/2055	223,320
260,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	270,416
250,000	Puerto Rico Commonwealth GO1	5.625		07/01/2019	250,345
750,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	845,325
250,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	260,218
530,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	469,940
500,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	500,110
120,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600		10/01/2014	123,485
705,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250		10/01/2024	709,357
1,770,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,721,768
75,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500		07/01/2026	75,022
2,310,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	2,002,169
105,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	92,992
1,665,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	1,899,132
500,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	551,670
500,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	541,330
2,150,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	2,472,350
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[5]	08/01/2032	864,100
500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750		08/01/2057	553,145
250,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	279,945
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	1,109,840
215,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	218,548
500,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000		10/01/2029	512,665
21 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$25,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000%	05/15/2021	$24,277
500,000	V.I. Water & Power Authority, Series A1	5.000	07/01/2031	508,257

				27,806,284

Total Investments, at Value (Cost $87,324,502)—107.7%				86,259,043

Liabilities in Excess of Other Assets—(7.7)				(6,169,890)

Net Assets—100.0%				$80,089,153

Footnotes to Statement of Investments
1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

3.	When-issued security or delayed delivery to be delivered and settled after September 30, 2010. See Note 1 of the accompanying Notes.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Massachusetts	$—	$58,452,759	$—	$58,452,759
U.S. Possessions	—	27,806,284	—	27,806,284

Total Assets	$—	$86,259,043	$—	$86,259,043

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
22 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

CC	Caritas Christi
CH	Carney Hospital
FRS	Family Rehabilitation Services (Hancock Manor)
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFH	Holy Family Hospital
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist Educational, Medical and Environmental Community Facilities
ROLs	Residual Option Longs
SEMCB	St. Elizabeth’s Medical Center of Boston
TASC	Tobacco Settlement Asset-Backed Bonds
TC	Travis Corp. (People Care)
V.I.	United States Virgin Islands
VC	VinFen Corp.
VCS	VinFen Clinical Services
VRHS	Valley Regional Health System
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
September 30, 2010

Assets

Investments, at value (cost $87,324,502)—see accompanying statement of investments	$86,259,043
Cash	69,221
Receivables and other assets:
Interest	1,437,141
Shares of beneficial interest sold	180,024
Investments sold	160,000
Other	6,328

Total assets	88,111,757

Liabilities

Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	4,390,000
Investments purchased (including $2,039,750 purchased on a when-issued or delayed delivery basis)	2,985,149
Payable on borrowings (See Note 5)	400,000
Dividends	88,738
Shares of beneficial interest redeemed	52,211
Distribution and service plan fees	46,017
Shareholder communications	16,267
Transfer and shareholder servicing agent fees	3,043
Trustees’ compensation	2,919
Interest expense on borrowings	624
Other	37,636

Total liabilities	8,022,604

Net Assets	$80,089,153

Composition of Net Assets

Par value of shares of beneficial interest	$7,287
Additional paid-in capital	87,165,466
Accumulated net investment income	203,619
Accumulated net realized loss on investments	(6,221,760)
Net unrealized depreciation on investments	(1,065,459)

Net Assets	$80,089,153

24 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $50,652,899 and 4,606,227 shares of beneficial interest outstanding)	$11.00
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$11.55
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,152,839 and 195,798 shares of beneficial interest outstanding)	$11.00
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,283,415 and 2,484,984 shares of beneficial interest outstanding)	$10.98
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended September 30, 2010

Investment Income

Interest	$2,424,329
Other income	12

Total investment income	2,424,341

Expenses

Management fees	199,815
Distribution and service plan fees:
Class A	56,391
Class B	9,776
Class C	121,205
Transfer and shareholder servicing agent fees:
Class A	10,922
Class B	1,105
Class C	5,778
Shareholder communications:
Class A	8,136
Class B	853
Class C	4,149
Borrowing fees	66,192
Interest expense and fees on short-term floating rate notes issued (See Note 1)	25,872
Legal, auditing and other professional fees	24,831
Interest expense on borrowings	5,138
Custodian fees and expenses	689
Trustees’ compensation	570
Other	3,591

Total expenses	545,013
Less waivers and reimbursements of expenses	(57,855)

Net expenses	487,158

Net Investment Income	1,937,183

Realized and Unrealized Gain

Net realized gain on investments	26,603
Net change in unrealized appreciation/depreciation on investments	3,579,101

Net Increase in Net Assets Resulting from Operations	$5,542,887

See accompanying Notes to Financial Statements.
26 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2010	March 31,
	(Unaudited)	2010
Operations

Net investment income	$1,937,183	$3,419,217
Net realized gain (loss)	26,603	(3,343,657)
Net change in unrealized appreciation/depreciation	3,579,101	14,307,610

Net increase in net assets resulting from operations	5,542,887	14,383,170

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(1,394,236)	(2,514,995)
Class B	(51,764)	(103,274)
Class C	(645,297)	(1,045,165)

	(2,091,297)	(3,663,434)

Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions:
Class A	6,731,041	3,958,948
Class B	164,613	442,129
Class C	2,515,353	10,839,109

	9,411,007	15,240,186

Net Assets

Total increase	12,862,597	25,959,922
Beginning of period	67,226,556	41,266,634

End of period (including accumulated net investment income of $203,619 and $357,733, respectively)	$80,089,153	$67,226,556

See accompanying Notes to Financial Statements.
27 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended September 30, 2010

Cash Flows from Operating Activities

Net increase in net assets from operations	$5,542,887
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(7,550,914)
Proceeds from disposition of investment securities	1,698,113
Short-term investment securities, net	(2,450,111)
Premium amortization	63,135
Discount accretion	(238,496)
Net realized gain on investments	(26,603)
Net change in unrealized appreciation/depreciation on investments	(3,579,101)
Change in assets:
Decrease in other assets	5,870
Increase in receivable for securities sold	(149,897)
Increase in interest receivable	(155,161)
Change in liabilities:
Increase in payable for securities purchased	1,913,271
Decrease in other liabilities	(7,258)

Net cash used in operating activities	(4,934,265)

Cash Flows from Financing Activities

Proceeds from bank borrowings	9,200,000
Payments on bank borrowings	(12,200,000)
Proceeds from shares sold	14,687,202
Payments on shares redeemed	(5,912,354)
Cash distributions paid	(1,027,210)

Net cash provided by financing activities	4,747,638
Net decrease in cash	(186,627)
Cash, beginning balance	255,848

Cash, ending balance	$69,221

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,049,382.
Cash paid for interest on bank borrowings—$5,222.
Cash paid for interest on short-term floating rate notes issued—$25,872.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class A	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$10.49	$8.40	$11.97	$14.34	$13.70
Income (loss) from investment operations:
Net investment income[2]	.30	.65	.75	.77	.57
Net realized and unrealized gain (loss)	.53	2.13	(3.63)	(2.48)	.48

Total from investment operations	.83	2.78	(2.88)	(1.71)	1.05
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.69)	(.69)	(.66)	(.41)

Net asset value, end of period	$11.00	$10.49	$8.40	$11.97	$14.34

Total Return, at Net Asset Value[3]	8.06%	33.88%	(24.61)%	(12.27)%	7.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,653	$41,729	$30,389	$31,809	$16,475
Average net assets (in thousands)	$46,193	$36,105	$32,067	$26,956	$10,143
Ratios to average net assets:[4]
Net investment income	5.59%	6.54%	7.47%	5.84%	5.67%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.95%	0.99%	1.01%	1.02%	2.19%
Interest and fees from borrowings	0.20%	0.17%	0.85%	1.21%	0.86%
Interest and fees on short-term floating rate notes issued[5]	0.07%	0.12%	0.48%	0.72%	0.16%

Total expenses	1.22%	1.28%	2.34%	2.95%	3.21%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.07%	1.05%	1.28%	1.52%	0.96%
Portfolio turnover rate	3%	17%	20%	62%	1%

1.	For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average daily net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class B	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$10.49	$8.40	$11.97	$14.34	$13.70
Income (loss) from investment operations:
Net investment income[2]	.26	.57	.67	.68	.47
Net realized and unrealized gain (loss)	.53	2.14	(3.63)	(2.49)	.50

Total from investment operations	.79	2.71	(2.96)	(1.81)	.97
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.62)	(.61)	(.56)	(.33)

Net asset value, end of period	$11.00	$10.49	$8.40	$11.97	$14.34

Total Return, at Net Asset Value[3]	7.66%	32.89%	(25.19)%	(12.92)%	7.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,153	$1,895	$1,121	$1,042	$632
Average net assets (in thousands)	$1,961	$1,664	$1,150	$915	$195
Ratios to average net assets:[4]
Net investment income	4.84%	5.77%	6.77%	5.10%	4.69%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.82%	1.92%	2.04%	2.04%	4.06%
Interest and fees from borrowings	0.20%	0.17%	0.85%	1.21%	0.86%
Interest and fees on short-term floating rate notes issued[5]	0.07%	0.12%	0.48%	0.72%	0.16%

Total expenses	2.09%	2.21%	3.37%	3.97%	5.08%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.82%	1.81%	2.03%	2.27%	1.71%
Portfolio turnover rate	3%	17%	20%	62%	1%

1.	For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average daily net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class C	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$10.47	$8.39	$11.95	$14.33	$13.70
Income (loss) from investment operations:
Net investment income[2]	.26	.56	.67	.67	.46
Net realized and unrealized gain (loss)	.53	2.14	(3.62)	(2.49)	.50

Total from investment operations	.79	2.70	(2.95)	(1.82)	.96
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.62)	(.61)	(.56)	(.33)

Net asset value, end of period	$10.98	$10.47	$8.39	$11.95	$14.33

Total Return, at Net Asset Value[3]	7.67%	32.80%	(25.15)%	(13.01)%	7.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,283	$23,603	$9,757	$6,735	$2,695
Average net assets (in thousands)	$24,377	$16,989	$8,228	$4,666	$748
Ratios to average net assets:[4]
Net investment income	4.85%	5.67%	6.75%	5.04%	4.59%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.70%	1.76%	1.91%	1.91%	3.38%
Interest and fees from borrowings	0.20%	0.17%	0.85%	1.21%	0.86%
Interest and fees on short-term floating rate notes issued[5]	0.07%	0.12%	0.48%	0.72%	0.16%

Total expenses	1.97%	2.05%	3.24%	3.84%	4.40%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.82%	1.81%	2.03%	2.27%	1.71%
Portfolio turnover rate	3%	17%	20%	62%	1%

1.	For the period from July 18, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average daily net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Massachusetts Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Massachusetts state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange
32 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in
33 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of September 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$2,039,750
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $4,390,000 as of September 30, 2010, which represents 4.98% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly.
34 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2010, municipal bond holdings with a value of $6,133,715 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $4,390,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At September 30, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$1,310,000	MA Educational Financing Authority ROLs[3]	24.663%	1/1/30	$1,743,715

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 23 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $4,390,000.
35 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2010, the Fund had available for federal income tax purposes post-October losses of $544,883 and unused capital loss carryforwards as follows:

Expiring

2015	$173
2016	596,725
2017	1,563,197
2018	3,483,605

Total	$5,643,700

As of September 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $6,161,980 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2010, it is estimated that the Fund will utilize $26,603 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
36 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$82,924,423 [1]

Gross unrealized appreciation	$4,056,838
Gross unrealized depreciation	(5,141,824)

Net unrealized depreciation	$(1,084,986)

1.	The Federal tax cost of securities does not include cost of $4,419,606, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2010	1,490
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
37 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to share-holders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated share-holder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
38 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	810,003	$8,696,788	1,750,767	$17,405,935
Dividends and/or
distributions reinvested	70,534	760,236	142,329	1,407,283
Redeemed	(253,645)	(2,725,983)	(1,532,711)	(14,854,270)

Net increase	626,892	$6,731,041	360,385	$3,958,948

Class B
Sold	34,123	$366,670	68,662	$658,298
Dividends and/or
distributions reinvested	2,462	26,543	5,265	52,106
Redeemed	(21,553)	(228,600)	(26,684)	(268,275)

Net increase	15,032	$164,613	47,243	$442,129

Class C
Sold	458,340	$4,932,681	1,358,459	$13,557,322
Dividends and/or
distributions reinvested	24,400	262,603	39,646	393,365
Redeemed	(251,951)	(2,679,931)	(307,309)	(3,111,578)

Net increase	230,789	$2,515,353	1,090,796	$10,839,109

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$7,550,914	$1,698,113
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
39 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2010, the Fund paid $17,101 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2010 were as follows:

Class B	$45,537
Class C	282,941
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
40 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor
September 30, 2010	$25,232	$—	$940	$8,731
Waivers and Reimbursements of Expenses. Prior to July 1, 2009, the Manager had voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Fund’s investments in inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings. During the six months ended September 30, 2010, the Manager reimbursed $36,314, $2,695 and $18,846 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
41 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.341% as of September 30, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 30, 2010 equal 0.20% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2010, the Fund had borrowings outstanding at an interest rate of 0.341%. Details of the borrowings for the six months ended September 30, 2010 are as follows:

Average Daily Loan Balance	$2,975,956
Average Daily Interest Rate	0.352%
Fees Paid	$56,075
Interest Paid	$5,222
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
42 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
43 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
44 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Massachusetts municipal debt funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load Massachusetts municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees, after which total expenses after payments, waivers, and/or reimbursements and reduction to custodian expenses (excluding expenses attributable to the Fund’s investments in inverse floaters and interest and fees from borrowings) will not exceed 0.80% for Class A shares
45 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
and 1.55% for Class B and Class C shares, of average annual net assets for each share class, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund’s actual management fees were lower than its peer group median and average. The Fund’s contractual management fees were higher than its peer group median and average. The Fund’s total expenses were lower than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
46 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
47 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER
ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Associate Portfolio Manager
Richard Stein, Vice President
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2010 OppenheimerFunds, Inc. All rights reserved.
48 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNCIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
49 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNCIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized trans-actions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
50 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNCIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority,

upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Massachusetts Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 11/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 11/09/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 11/09/2010